New Perspective Fund®
Investment portfolio
December 31, 2023
unaudited

Common stocks 94.28% Information technology 21.85%	Shares	Value (000)
Microsoft Corp.	16,588,420	$6,237,909
Broadcom, Inc.	3,001,478	3,350,400
Taiwan Semiconductor Manufacturing Co., Ltd.	149,546,941	2,878,103
ASML Holding NV	2,386,385	1,801,752
ASML Holding NV (ADR)	1,220,865	924,097
NVIDIA Corp.	2,621,480	1,298,209
Salesforce, Inc.[1]	3,810,803	1,002,775
Applied Materials, Inc.	4,995,918	809,688
GoDaddy, Inc., Class A1	6,684,183	709,593
Shopify, Inc., Class A, subordinate voting shares[1]	8,305,881	647,028
TE Connectivity, Ltd.	4,602,778	646,690
SAP SE	4,202,680	646,479
Motorola Solutions, Inc.	1,967,398	615,973
Synopsys, Inc.[1]	1,132,031	582,894
ServiceNow, Inc.[1]	796,735	562,885
Apple, Inc.	2,859,728	550,583
Keyence Corp.	968,040	424,334
Capgemini SE	1,985,867	415,430
ON Semiconductor Corp.[1]	4,421,072	369,292
STMicroelectronics NV	7,185,358	360,536
Samsung Electronics Co., Ltd.	5,742,738	349,273
Arista Networks, Inc.[1]	1,197,071	281,922
Cloudflare, Inc., Class A1	3,050,000	253,943
Trimble, Inc.[1]	4,014,430	213,568
Fujitsu, Ltd.	1,405,100	212,122
NICE, Ltd. (ADR)[1]	1,028,565	205,209
Tokyo Electron, Ltd.	1,058,859	188,213
MediaTek, Inc.	5,529,000	182,101
TDK Corp.	3,553,500	168,450
Smartsheet, Inc., Class A1	2,855,795	136,564
Micron Technology, Inc.	1,194,277	101,920
Wolfspeed, Inc.[1]	2,260,773	98,366
Hexagon AB, Class B	7,772,246	93,641
Globant SA1	353,903	84,222
EPAM Systems, Inc.[1]	275,000	81,769
Workday, Inc., Class A1	293,205	80,942
Adobe, Inc.[1]	115,013	68,617
Endava PLC, Class A (ADR)[1]	589,976	45,930
		27,681,422
Health care 15.92%
Novo Nordisk AS, Class B	39,127,756	4,047,173
Novo Nordisk AS, Class B (ADR)	804,104	83,185
Eli Lilly and Co.	3,827,060	2,230,870
AstraZeneca PLC	12,703,684	1,710,975
AstraZeneca PLC (ADR)	1,153,660	77,699
New Perspective Fund — Page 1 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Vertex Pharmaceuticals, Inc.[1]	3,209,011	$1,305,714
Zoetis, Inc., Class A	5,386,453	1,063,124
Thermo Fisher Scientific, Inc.	1,805,410	958,294
Regeneron Pharmaceuticals, Inc.[1]	892,478	783,854
Intuitive Surgical, Inc.[1]	2,318,155	782,053
EssilorLuxottica SA	3,859,218	775,686
Danaher Corp.	3,059,172	707,709
Alnylam Pharmaceuticals, Inc.[1]	3,318,681	635,229
BeiGene, Ltd. (ADR)[1]	2,488,364	448,801
BeiGene, Ltd.[1]	2,882,400	40,158
IDEXX Laboratories, Inc.[1]	869,643	482,695
Pfizer, Inc.	13,779,340	396,707
Bristol-Myers Squibb Co.	7,638,114	391,912
Abbott Laboratories	3,431,438	377,698
Siemens Healthineers AG	5,037,185	292,714
Insulet Corp.[1]	1,232,023	267,324
Sanofi	2,666,041	264,315
Mettler-Toledo International, Inc.[1]	186,108	225,742
CRISPR Therapeutics AG1,2	3,550,544	222,264
Karuna Therapeutics, Inc.[1]	681,812	215,800
Gilead Sciences, Inc.	2,200,000	178,222
Grifols, SA, Class B (ADR)[1]	13,380,412	154,678
Edwards Lifesciences Corp.[1]	2,023,556	154,296
Lonza Group AG	332,759	139,997
Bayer AG	3,146,531	116,811
Genmab A/S1	335,883	106,989
Amplifon SpA	2,652,315	92,047
Asahi Intecc Co., Ltd.	4,412,600	89,454
BioNTech SE (ADR)[1,2]	800,000	84,432
AbbVie, Inc.	481,252	74,580
Catalent, Inc.[1]	1,367,945	61,462
Tandem Diabetes Care, Inc.[1]	1,991,752	58,916
Straumann Holding AG	284,386	46,006
Eurofins Scientific SE, non-registered shares	382,130	25,002
		20,170,587
Consumer discretionary 12.42%
Tesla, Inc.[1]	10,528,115	2,616,026
LVMH Moët Hennessy-Louis Vuitton SE	1,702,044	1,380,571
Booking Holdings, Inc.[1]	336,319	1,192,997
Home Depot, Inc.	2,378,393	824,232
Hermès International	322,471	684,372
Royal Caribbean Cruises, Ltd.[1]	5,246,708	679,396
Trip.com Group, Ltd. (ADR)[1]	14,731,962	530,498
Hilton Worldwide Holdings, Inc.	2,693,468	490,454
Prosus NV, Class N	16,342,183	487,277
Evolution AB	4,040,639	483,611
lululemon athletica, Inc.[1]	904,142	462,279
Flutter Entertainment PLC[1]	1,822,741	321,004
Flutter Entertainment PLC (CDI)[1]	753,770	133,505
Restaurant Brands International, Inc.[2]	5,411,750	422,820
Airbnb, Inc., Class A1	3,096,419	421,546
MercadoLibre, Inc.[1]	260,306	409,081
Amazon.com, Inc.[1]	2,668,416	405,439
Kering SA	865,655	384,161
New Perspective Fund — Page 2 of 10

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Renault SA	8,548,240	$349,777
Amadeus IT Group SA, Class A, non-registered shares	4,745,311	340,334
Entain PLC	26,031,222	328,809
YUM! Brands, Inc.	2,167,278	283,177
NIKE, Inc., Class B	2,540,759	275,850
Industria de Diseño Textil, SA	5,417,046	236,272
Galaxy Entertainment Group, Ltd.	33,602,000	187,810
Etsy, Inc.[1]	2,167,616	175,685
Naspers, Ltd., Class N	925,273	158,381
Suzuki Motor Corp.	3,581,925	154,183
Compagnie Financière Richemont SA, Class A	998,196	137,684
Sands China, Ltd.[1]	45,283,800	132,147
General Motors Co.	3,009,655	108,107
adidas AG	499,218	101,511
McDonald’s Corp.	318,503	94,439
Wynn Macau, Ltd.[1,2]	106,140,000	87,261
Nitori Holdings Co., Ltd.	638,400	85,288
Valeo SA, non-registered shares	4,141,100	64,028
Birkenstock Holding PLC[1,2]	1,223,100	59,602
Ferrari NV (EUR denominated)	133,379	44,954
		15,734,568
Industrials 12.41%
Caterpillar, Inc.	4,534,996	1,340,862
Carrier Global Corp.	18,666,240	1,072,375
Safran SA	5,972,376	1,053,553
Airbus SE, non-registered shares	6,810,393	1,051,241
Schneider Electric SE	3,934,524	792,217
DSV A/S	3,867,278	680,299
Copart, Inc.[1]	13,750,344	673,767
Canadian Pacific Kansas City, Ltd.[2]	8,023,696	634,353
Daikin Industries, Ltd.	3,635,300	590,517
ABB, Ltd.	11,323,021	503,185
BAE Systems PLC	35,346,047	500,072
Ryanair Holdings PLC (ADR)	3,560,238	474,793
TransDigm Group, Inc.	464,766	470,157
ASSA ABLOY AB, Class B	14,095,588	406,086
Equifax, Inc.	1,601,243	395,971
RELX PLC	6,850,740	271,702
FedEx Corp.	1,048,883	265,336
Boeing Co.[1]	945,050	246,337
Uber Technologies, Inc.[1]	3,937,812	242,451
Delta Air Lines, Inc.	5,141,393	206,838
General Electric Co.	1,591,791	203,160
Rolls-Royce Holdings PLC[1]	52,540,869	200,097
Rentokil Initial PLC	34,100,711	193,669
Mitsui & Co., Ltd.	5,117,000	190,655
Ingersoll-Rand, Inc.	2,426,146	187,638
Chart Industries, Inc.[1]	1,328,022	181,049
HEICO Corp.	1,002,700	179,353
Siemens AG	886,732	166,324
Recruit Holdings Co., Ltd.	3,705,783	158,212
Aalberts NV, non-registered shares	3,500,000	152,317
Howmet Aerospace, Inc.	2,747,300	148,684
Thales SA	1,000,000	147,896
New Perspective Fund — Page 3 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
SMC Corp.	273,200	$146,099
Brenntag SE	1,497,662	137,491
ITOCHU Corp.[2]	3,268,200	133,406
Fortive Corp.	1,767,500	130,141
Bunzl PLC	3,153,181	127,991
L3Harris Technologies, Inc.	570,449	120,148
ATS Corp.[1]	2,733,164	117,800
Techtronic Industries Co., Ltd.	9,290,016	111,115
ITT, Inc.	918,134	109,552
Northrop Grumman Corp.	222,970	104,381
Regal Rexnord Corp.	700,905	103,748
Contemporary Amperex Technology Co., Ltd., Class A	4,386,370	100,769
Canadian National Railway Co. (CAD denominated)	654,605	82,280
Veralto Corp.	846,194	69,608
Hitachi, Ltd.	858,700	62,059
Concentrix Corp.	539,409	52,975
Spirax-Sarco Engineering PLC	285,493	38,137
		15,728,866
Financials 10.15%
AIA Group, Ltd.	126,681,611	1,100,281
JPMorgan Chase & Co.	6,336,087	1,077,768
London Stock Exchange Group PLC	7,798,724	921,917
Chubb, Ltd.	3,050,934	689,511
Mastercard, Inc., Class A	1,234,057	526,338
Aon PLC, Class A	1,770,131	515,144
Blackstone, Inc.	3,917,319	512,855
Visa, Inc., Class A	1,955,881	509,214
CME Group, Inc., Class A	2,290,715	482,425
Edenred SA	6,913,449	415,106
Moody’s Corp.	1,052,718	411,150
UniCredit SpA	14,403,731	390,740
DNB Bank ASA	18,355,637	389,960
Arch Capital Group, Ltd.[1]	5,171,902	384,117
ICICI Bank, Ltd. (ADR)	9,314,867	222,066
ICICI Bank, Ltd.	12,897,573	154,247
Bank of America Corp.	10,571,708	355,949
DBS Group Holdings, Ltd.	13,953,000	352,519
S&P Global, Inc.	769,081	338,796
BlackRock, Inc.	388,947	315,747
AXA SA	8,366,495	273,106
Arthur J. Gallagher & Co.	1,065,840	239,686
Brookfield Asset Management, Ltd., Class A2	5,790,232	232,594
Société Générale	7,576,200	201,989
Hiscox, Ltd.	14,569,151	195,417
Prudential PLC	17,255,842	194,251
Zurich Insurance Group AG	345,171	180,458
Morgan Stanley	1,889,806	176,224
Brookfield Corp., Class A	3,671,081	147,284
Goldman Sachs Group, Inc.	380,406	146,749
TMX Group, Ltd.	6,000,940	145,149
Citigroup, Inc.	2,778,677	142,935
Block, Inc., Class A1	1,722,500	133,235
Deutsche Bank AG	8,427,219	115,021
Hong Kong Exchanges and Clearing, Ltd.	2,550,800	87,276
New Perspective Fund — Page 4 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Skandinaviska Enskilda Banken AB, Class A	4,087,767	$56,269
Worldline SA, non-registered shares[1]	2,936,025	50,993
MSCI, Inc.	63,000	35,636
FleetCor Technologies, Inc.[1]	90,311	25,523
Jio Financial Services, Ltd.[1]	7,143,271	19,971
		12,865,616
Communication services 7.22%
Meta Platforms, Inc., Class A1	9,392,629	3,324,615
Alphabet, Inc., Class C1	7,704,346	1,085,773
Alphabet, Inc., Class A1	7,591,194	1,060,414
Netflix, Inc.[1]	2,484,835	1,209,816
Publicis Groupe SA	4,892,167	454,945
Tencent Holdings, Ltd.	11,381,500	430,002
América Móvil, SAB de CV, Class B (ADR)	20,741,156	384,126
MTN Group, Ltd.	33,903,895	213,854
Electronic Arts, Inc.	1,472,140	201,403
Bharti Airtel, Ltd.	15,755,659	195,184
Singapore Telecommunications, Ltd.	90,361,500	168,862
Warner Music Group Corp., Class A	3,919,041	140,263
Adevinta ASA[1]	10,055,968	111,194
Cellnex Telecom, SA, non-registered shares	2,406,560	95,086
Take-Two Interactive Software, Inc.[1]	458,154	73,740
		9,149,277
Consumer staples 5.47%
Nestlé SA	10,305,744	1,192,760
Philip Morris International, Inc.	9,032,467	849,775
Costco Wholesale Corp.	1,170,607	772,694
Mondelez International, Inc., Class A	8,224,250	595,682
Bunge Global SA	4,966,000	501,318
Carlsberg A/S, Class B	3,851,572	482,755
L’Oréal SA, bonus shares	686,197	341,181
L’Oréal SA, non-registered shares	103,478	51,450
Monster Beverage Corp.[1]	6,208,702	357,683
Danone SA	4,038,689	261,955
British American Tobacco PLC	8,302,619	242,289
Pernod Ricard SA	1,266,875	224,022
Anheuser-Busch InBev SA/NV	3,411,233	220,387
Carrefour SA, non-registered shares	10,176,552	186,252
Reckitt Benckiser Group PLC	2,414,405	166,569
Walgreens Boots Alliance, Inc.	6,265,868	163,602
Uni-Charm Corp.	2,689,100	97,148
Chocoladefabriken Lindt & Sprüngli AG, nonvoting shares	6,423	77,149
KOSÉ Corp.[2]	902,400	67,450
General Mills, Inc.	700,843	45,653
Varun Beverages, Ltd.	2,003,018	29,759
		6,927,533
Materials 4.89%
Sika AG	2,782,142	909,021
Sherwin-Williams Co.	2,914,193	908,937
Shin-Etsu Chemical Co., Ltd.	21,673,500	905,654
Linde PLC	1,422,447	584,213
Vale SA (ADR), ordinary nominative shares	29,265,595	464,152
New Perspective Fund — Page 5 of 10

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Vale SA, ordinary nominative shares	398,352	$6,317
Air Liquide SA	1,422,175	276,657
Air Liquide SA, bonus shares	541,455	105,330
Rio Tinto PLC	3,859,539	286,640
Albemarle Corp.	1,424,556	205,820
Gerdau SA (ADR)	41,243,105	200,029
Freeport-McMoRan, Inc.	4,235,311	180,297
Celanese Corp.	1,134,267	176,231
International Flavors & Fragrances, Inc.	2,025,192	163,980
Asahi Kasei Corp.	19,942,073	147,564
First Quantum Minerals, Ltd.	15,165,714	124,182
Mosaic Co.	3,222,518	115,141
Grupo México, SAB de CV, Series B	20,041,086	111,152
Corteva, Inc.	2,203,792	105,606
Glencore PLC	16,016,470	96,087
DSM-Firmenich AG	622,231	63,353
LANXESS AG	1,500,000	46,959
Barrick Gold Corp.	725,989	13,133
		6,196,455
Energy 3.02%
TotalEnergies SE	12,686,944	861,804
Cenovus Energy, Inc. (CAD denominated)	42,479,867	707,864
BP PLC	94,182,760	556,575
Schlumberger NV	10,342,794	538,239
TC Energy Corp. (CAD denominated)[2]	6,593,388	257,555
ConocoPhillips	1,794,196	208,252
Canadian Natural Resources, Ltd. (CAD denominated)	2,716,889	177,996
Baker Hughes Co., Class A	4,000,000	136,720
Tourmaline Oil Corp.	2,934,403	131,966
Equinor ASA	3,193,514	101,169
Hess Corp.	600,000	86,496
INPEX Corp.[2]	4,743,600	63,937
Gazprom PJSC[1,3]	84,876,650	— [4]
Rosneft Oil Co. PJSC[3]	40,028,340	— [4]
LUKOIL Oil Co. PJSC[3]	580,410	— [4]
		3,828,573
Utilities 0.63%
Engie SA	20,848,581	366,604
AES Corp.	12,693,819	244,356
Sempra	2,491,018	186,154
		797,114
Real estate 0.30%
Equinix, Inc. REIT	308,587	248,533
Goodman Logistics (HK), Ltd. REIT	7,535,257	129,384
		377,917
Total common stocks (cost: $65,185,292,000)		119,457,928
Short-term securities 6.21% Money market investments 5.73%
Capital Group Central Cash Fund 5.44%[5,6]	72,639,093	7,263,183
New Perspective Fund — Page 6 of 10

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.48%	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%[5,7]	96,000,000	$96,000
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.25%[5,7]	84,000,000	84,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[5,7]	78,124,122	78,124
Fidelity Investments Money Market Government Portfolio, Class I 5.25%[5,7]	78,000,000	78,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[5,7]	78,000,000	78,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.26%[5,7]	66,000,000	66,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.23%[5,7]	60,000,000	60,000
Capital Group Central Cash Fund 5.44%[5,6,7]	420,917	42,088
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[5,7]	18,000,000	18,000
		600,212
Total short-term securities (cost: $7,864,047,000)		7,863,395
Total investment securities 100.49% (cost: $73,049,339,000)		127,321,323
Other assets less liabilities (0.49)%		(623,011)
Net assets 100.00%		$126,698,312
Investments in affiliates6

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Common stocks 0.00%
Information technology 0.00%
GoDaddy, Inc., Class A1,8	$568,824	$—	$69,401	$(6,637)	$216,807	$—	$—
Consumer discretionary 0.00%
Entain PLC[8]	392,544	—	91,770	(50,924)	78,959	—	—
Total common stocks						—
Short-term securities 5.77%
Money market investments 5.73%
Capital Group Central Cash Fund 5.44%[5]	1,426,235	8,284,247	2,446,738	78	(639)	7,263,183	96,005
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 5.44%[5,7]	60,221		18,133 [9]			42,088	— [10]
Total short-term securities						7,305,271
Total 5.77%				$(57,483)	$295,127	$7,305,271	$96,005

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $704,955,000, which represented .56% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 12/31/2023.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2023. Refer to the investment portfolio for the security value at 12/31/2023.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
New Perspective Fund — Page 7 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
New Perspective Fund — Page 8 of 10

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$19,960,988	$7,720,434	$—	$27,681,422
Health care	12,423,260	7,747,327	—	20,170,587
Consumer discretionary	9,451,628	6,282,940	—	15,734,568
Industrials	7,813,757	7,915,109	—	15,728,866
Financials	7,766,095	5,099,521	—	12,865,616
Communication services	7,480,150	1,669,127	—	9,149,277
Consumer staples	3,286,407	3,641,126	—	6,927,533
Materials	3,352,873	2,843,582	—	6,196,455
Energy	2,245,088	1,583,485	— *	3,828,573
Utilities	430,510	366,604	—	797,114
Real estate	248,533	129,384	—	377,917
Short-term securities	7,863,395	—	—	7,863,395
Total	$82,322,684	$44,998,639	$— *	$127,321,323
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
REIT = Real Estate Investment Trust
New Perspective Fund — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-007-0224O-S96461
New Perspective Fund — Page 10 of 10